Income and social contribution taxes (Details) - Schedule of net change in deferred income tax - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Net Change In Deferred Income Tax Abstract
Starting Deferred tax liability asset	R$ 45,629	R$ (10,749)
Tax losses	(98,498)	78,794
Adjustments in biological assets and agricultural products	27,970	(59,422)
Financial lease	(5,521)	10,934
Provisions for contingency and fair value	7,028	21,915
Derivative financial instruments	(4,850)	3,047
Costs of transactions	664	(2,426)
Allowance for doubtful accounts	(16)	(115)
Provision for other accounts payable and receivable	550	(368)
Accelerated depreciation of assets for rural activity	(6,998)	1,090
Subscription warrant	(190)	4,307
Deferred taxes on surplus value	6,147	233
Share-based incentive plan (ILPA)	(2,425)
Indemnity assets	(55)
Total excluding effect from conversion	(30,565)
Temporary differences related to PPE		(1,611)
Ending Deferred tax liability asset	R$ (30,565)	R$ 45,629